Basis of Presentation and Summary of Significant Accounting Policies (Details ) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Noncontrolling Interest, Weighted Average Ownership Percentage by Noncontrolling Owners During Period	5.70%		6.60%		6.70%
Impairment of Long-Lived Assets
Provision for real estate impairment losses	$ 8,349,000	[1]	$ 915,000	[1]	$ 65,000	[1]
Intangible Assets
Goodwill associated with reportable segments	54,500,000		54,500,000
Goodwill allocated to properties classified as held for sale			7,500,000
Goodwill written off related to properties sold or classified as held for sale	7,500,000		5,100,000		4,700,000
Capitalized Software Costs
Capitalized software development cost	5,800,000		12,600,000		8,700,000
Amortization of capitalized software	10,000,000		8,700,000		10,200,000
Capitalized software net	27,500,000		31,900,000
Noncontrolling Interest in Consolidated Real Estate Partnerships and Aimco Operating Partnership
Noncontrolling interests in consolidated real estate partnerships	271,065,000		270,666,000
Average term of operating leases with apartment residents	12 months
Advertising expense	$ 11,800,000		$ 11,700,000		$ 14,200,000
Tax Credit Arrangements
Period of time over which low income housing tax credits realized by investors	10 years
Typical compliance period related to low income housing tax credit arrangements	15 years
Limited partner interests in low income housing tax credit partnerships held by unaffiliated investors	at least 99%
Percentage of income tax on arms length transactions	100.00%

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.